UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: December 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Emerging Markets Value Fund

International Value Fund

ANNUAL REPORT	DECEMBER 31, 2021

Investment Adviser:

ARGA Investment Manager, LP

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

Dear Shareholders,

ARGA appreciates the opportunity to review performance of the ARGA Emerging Markets Fund (Fund) from inception on 6/3/2021 to 2021 year-end.

Over the short period, the Fund declined 8.5% (net). The MSCI Emerging Markets Index was down 9.7%, compared to a 6.5% decrease in the MSCI Emerging markets Value.

The Fund’s modest outperformance was driven, yet limited, by market factors in combination with our long-term valuation-oriented approach. Over the period, ARGA took advantage of market swings to own deeply undervalued stocks, which we believe have substantial upside.

Fund inception occurred after a rise in emerging markets equities over the first five months of 2021. During that period before inception, emerging markets investors were broadly optimistic over improving global growth outlook and vaccine rollouts. Soon after Fund inception, in June 2021, investor optimism was dashed by a third COVID wave with two variants. Emerging markets declined on new concerns over supply chain issues, inflation, regulatory tightening mostly in China, Chinese property market turmoil, and geopolitical risks evidenced by Russian aggression toward Ukraine.

The market downswing in the second half of the year enabled the Fund to purchase many attractively valued stocks of solid businesses with good balance sheets that we expect to emerge stronger. Throughout the period, ARGA maintained strict adherence to our disciplined valuation process. Historically, strict adherence across diverse investing environments leads to periods when portfolio results may widely fluctuate from market indices. Over time, we believe the process optimizes portfolio returns.

The Fund’s value style approach is based on the core belief that investment opportunity results from investor reaction to stress (macro or company). The overreaction reflects investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, we expect the stocks to recover.

Fund performance reflected mixed impacts on certain sectors and companies. Utilities and Energy were the largest sector contributors to results. The favorable Utilities contribution was primarily due to strong performance by a large China power company that benefitted from its renewables investments, especially wind power. Energy holdings recovered on higher energy prices, disciplined industry capex, and company initiatives to reduce production costs, improve mix, and divest low-return assets.

Partial performance offsets included drag from Consumer Discretionary and Technology sectors. Consumer Discretionary detractors included a Macau gaming company and China’s largest ecommerce company, both pressured by Chinese regulatory tightening. With solid business models and market advantages, both are expected to recover over time. Technology dragged largely from the absence of highly priced tech companies, which benefitted from supply shortages.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

Activity during the period well positions the Fund for future returns. Opportunities for valuation recovery span a range of sectors and geographies. Many are company specific. Areas of undervaluation identified by ARGA Research include:

•	Select Chinese internet companies, reeling from investor overreaction to China regulatory risk, yet likely to generate strong cash flows
•	Macau gaming companies, where leaders in the growing and highly profitable mass segment should profit as visitations recover
•

Diversified mix of Financials with strong earnings potential: bank holdings well capitalized to weather near-term credit losses; and insurance holdings with strong market positions and resilient earnings.

Valuation spreads in emerging markets remain wide. Current spreads between the cheapest and most expensive stocks are far above historical averages. Historically, high spreads have signaled subsequent value outperformance. ARGA Research confirms the Fund should generate strong returns.

Thank you for investing with ARGA.

ARGA Portfolio Construction Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

Dear Shareholders,

ARGA appreciates the opportunity to review performance of the ARGA International Value Fund (Fund) from inception on 6/3/2021 to 2021 year-end.

Over the short period, the Fund declined 7.2% (net). The MSCI ACWI ex US Index was down 2.4%, compared to a 3.7% decrease in the MSCI ACWI ex US Value Index.

The Fund’s underperformance was driven by market factors in combination with our long-term valuation-oriented approach. Over the period, ARGA took advantage of market swings to own deeply undervalued stocks, which we believe have substantial upside.

Fund inception occurred after a rise in international equities over the first five months of 2021. During that period before inception, international investors were broadly optimistic over improving global growth outlook and vaccine rollouts. Soon after Fund inception, in June 2021, investor optimism was dashed by a third COVID wave with two variants. Markets declined on new concerns over supply chain issues, inflation, regulatory tightening mostly in China, and geopolitical risks evidenced by Russian aggression toward Ukraine.

The market downswing in the second half of the year enabled the Fund to purchase many attractively valued stocks of solid businesses with good balance sheets that we expect to emerge stronger. Throughout the period, ARGA maintained strict adherence to our disciplined valuation process. Historically, strict adherence across diverse investing environments leads to periods when portfolio results may widely fluctuate from market indices. Over time, we believe the process optimizes portfolio returns.

The Fund’s value style approach is based on the core belief that investment opportunity results from investor reaction to stress (macro or company). The overreaction reflects investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, we expect the stocks to recover.

Temporary weakness mostly impacted certain sectors and companies. Technology, Industrials and Consumer Discretionary sectors were the largest performance detractors. A key contributor to the Fund’s relative results was the absence of highly priced Technology companies, which benefitted from supply shortages. Within the Industrials sector, aerospace, airline, and other travel related companies dragged on renewed COVID concerns. Similar concerns adversely impacted lodging holdings in the Consumer Discretionary sector. Other Consumer Discretionary detractors included a Macau gaming company and China’s largest ecommerce company, both pressured by Chinese regulatory tightening. With solid business models and market advantages, both are expected to recover over time.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

The drags on near-term results position the Fund well for future returns. Opportunities for valuation recovery span a range of sectors and geographies. Many are company specific. Areas of undervaluation identified by ARGA Research include:

•	Aerospace, airline, lodging and other travel holdings, poised to benefit from eventual travel recovery
•	Select Chinese internet companies, reeling from investor overreaction to China regulatory risk, yet likely to generate strong cash flows
•	Macau gaming companies, where leaders in the growing and highly profitable mass segment should profit as visitations recover
•	European bank holdings, with expected positive profit impacts from cost cuts, rationalization, consolidation and rate normalization
•

More modest opportunities in Energy, where continued capital discipline should mute supply growth, and Technology, where semiconductor stocks are cyclically depressed yet oligopolistic market structures should sustain profitability.

Valuation spreads in international equity markets remain wide. Current spreads between the cheapest and most expensive stocks are far above historical averages. Historically, high spreads have signaled subsequent value outperformance. ARGA Research confirms the Fund should generate strong returns.

Thank you for investing with ARGA.

ARGA Portfolio Construction Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021
(Unaudited)

Definition of the Comparative Indices

MSCI Emerging Markets Index captures large and mid-cap representation across 25 Emerging Markets (EM) countries. With 1,422 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 25 Emerging Markets (EM) countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI ACWI ex U.S. Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 25 Emerging Markets (EM) countries. With 2,336 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

MSCI ACWI ex U.S. Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 22 Developed and 25 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the ARGA Emerging Markets Value Fund, Institutional Class Shares, versus the MSCI Emerging Markets Index and MSCI Emerging Markets Value Index.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2021
Cumulative to Inception Date*
ARGA Emerging Markets Value Fund, Institutional Class Shares	-8.45%
MSCI Emerging Markets Index	-9.65%
MSCI Emerging Markets Value Index	-6.51%

* The ARGA Emerging Markets Value Fund commenced operations on June 3, 2021.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the ARGA International Value Fund, Institutional Class Shares, versus the MSCI ACWI ex U.S. Index and MSCI ACWI ex U.S. Value Index.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2021
Cumulative to Inception Date*
ARGA International Value Fund, Institutional Class Shares	-7.21%
MSCI ACWI ex U.S. Index	-2.36%
MSCI ACWI ex U.S. Value Index	-3.69%

* The ARGA International Value Fund commenced operations on June 3, 2021.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021
(Unaudited)

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021

SECTOR WEIGHTINGS (Unaudited)†

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%

	Shares	Value
BRAZIL — 11.8%
Banco Bradesco	1,074,000	$3,121,734
Banco do Brasil	1,378,500	7,139,986
JBS	550,500	3,750,714
Petroleo Brasileiro ADR	660,807	7,255,661
XP, Cl A *	130	3,739

		21,271,834

CHINA — 22.3%
Alibaba Group Holding *	503,300	7,672,787
Alibaba Group Holding ADR *	10,046	1,193,364
Baidu ADR *	50,607	7,529,816
Gree Electric Appliances of Zhuhai, Cl A	1,245,100	7,230,564
Hello Group ADR *	279,980	2,514,220
Ningbo Huaxiang Electronic, Cl A	1,101,195	3,735,382
Shanghai Mechanical and Electrical Industry, Cl A	1,424,732	3,557,054
Trip.com Group *	1,950	47,704
Trip.com Group ADR *	149,332	3,676,554
Weibo ADR *	90,507	2,803,907

		39,961,352

CZECH REPUBLIC — 1.0%
Komercni Banka	41,262	1,759,974

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS

	Shares	Value

HONG KONG — 22.3%
China Merchants Port Holdings	2,256,559	$4,108,463
China Resources Power Holdings	1,088,000	3,640,942
China Shenhua Energy, Cl H	1,081,500	2,534,820
Dongfeng Motor Group, Cl H	3,692,000	3,067,475
Galaxy Entertainment Group *	597,000	3,092,431
Kunlun Energy	2,894,000	2,712,441
Lenovo Group	2,424,000	2,784,742
Melco Resorts & Entertainment ADR *	297,419	3,027,726
PICC Property & Casualty, Cl H	6,474,000	5,287,575
Sands China *	1,836,000	4,274,968
Sinopharm Group, Cl H	1,115,600	2,425,933
WH Group	4,963,806	3,112,204

		40,069,720

INDIA — 2.8%
REC	1,480,947	2,662,511
State Bank of India GDR	38,968	2,404,325

		5,066,836

INDONESIA — 1.9%
Bank Mandiri Persero	6,747,600	3,332,615

POLAND — 2.6%
Powszechna Kasa Oszczednosci Bank Polski *	24,252	267,930
Powszechny Zaklad Ubezpieczen	507,423	4,413,578

		4,681,508

RUSSIA — 3.1%
Alrosa PJSC	3,341,050	5,492,382

SOUTH AFRICA — 3.5%
Absa Group	307,637	2,950,414
Naspers, Cl N	21,037	3,269,373

		6,219,787

SOUTH KOREA — 17.7%
DB Insurance	72,656	3,290,346
Fila Holdings	82,964	2,501,366
Hana Financial Group	70,385	2,484,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS

	Shares	Value
KB Financial Group	54,032	$2,489,861
POSCO	22,006	5,027,622
Samsung Electronics	86,420	5,680,857
SK Hynix	74,840	8,224,326
SK Square *	132	7,373
WONIK IPS	56,702	2,010,359

		31,716,150

TAIWAN — 4.0%
Catcher Technology	627,000	3,552,081
FLEXium Interconnect	467,000	1,770,720
Hon Hai Precision Industry	68,000	255,344
Zhen Ding Technology Holding	467,000	1,700,682

		7,278,827

THAILAND — 4.2%
Bangkok Bank NVDR	437,600	1,588,840
CP ALL	1,256,300	2,217,709
Krung Thai Bank	9,322,000	3,677,798

		7,484,347

UNITED KINGDOM — 0.8%
Gazprom PJSC ADR	164,996	1,524,563

UNITED STATES — 1.5%
Cognizant Technology Solutions, Cl A	30,889	2,740,472

TOTAL COMMON STOCK (Cost $186,935,110)		178,600,367

RIGHTS — 0.0%

	Number of Rights	Value
THAILAND — 0.0%
CP ALL #	83,753	–

TOTAL RIGHTS (Cost $—)		–

TOTAL INVESTMENTS — 99.5% (Cost $186,935,110)		$178,600,367

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
DECEMBER 31, 2021

Percentages are based on Net Assets of $179,438,176.
*	Non-income producing security.
#	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

The following is a list of the inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$122,346,946	$56,253,421	$—	$178,600,367
Rights	—	—	—	—

Total Investments in Securities	$122,346,946	$56,253,421	$—	$178,600,367

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021

SECTOR WEIGHTINGS (Unaudited)†

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value
AUSTRALIA — 0.9%
QBE Insurance Group	3,856	$31,732

BERMUDA — 3.0%
RenaissanceRe Holdings	623	105,492

BRAZIL — 3.7%
Banco do Brasil	10,100	52,313
Petroleo Brasileiro ADR	6,912	75,894

		128,207

CANADA — 0.1%
Nutrien	66	4,923

CHINA — 7.1%
Alibaba Group Holding *	1,900	28,966
Alibaba Group Holding ADR *	969	115,107
Baidu ADR *	690	102,665

		246,738

FINLAND — 0.3%
Nokia *	1,844	11,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS

	Shares	Value

FRANCE — 13.9%
Accor *	1,574	$50,694
Airbus *	832	105,828
Atos	1,206	51,047
AXA	717	21,254
Safran	272	33,151
Sanofi	519	52,044
Societe Generale	1,570	53,684
Thales	390	33,024
TotalEnergies	203	10,256
Vinci	676	71,101

		482,083

GERMANY — 2.5%
Fresenius & KGaA	1,294	51,857
MTU Aero Engines	167	33,916

		85,773

HONG KONG — 6.9%
China Shenhua Energy, Cl H	4,500	10,547
CK Asset Holdings	5,500	34,660
Galaxy Entertainment Group *	6,000	31,080
Melco Resorts & Entertainment ADR *	7,853	79,944
Sands China *	33,200	77,303
WH Group	10,956	6,869

		240,403

INDONESIA — 1.0%
Bank Mandiri Persero	68,700	33,931

IRELAND — 0.3%
AerCap Holdings *	142	9,290

ITALY — 4.0%
Leonardo *	4,907	34,762
UniCredit	6,847	104,129

		138,891

JAPAN — 9.8%
Daito Trust Construction	400	45,830
Daiwa Securities Group	6,100	34,376

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS

	Shares	Value
ITOCHU	2,300	$70,362
Mitsubishi Electric	5,300	67,323
Nomura Holdings	8,000	34,826
Seven & i Holdings	800	35,146
Subaru	1,000	17,869
Taiheiyo Cement	1,700	33,581

		339,313

NETHERLANDS — 5.3%
ABN AMRO Bank	3,544	51,819
Aegon	12,406	61,697
Royal Dutch Shell, Cl A	3,152	68,990

		182,506

SOUTH KOREA — 10.7%
POSCO	320	73,109
POSCO ADR	441	25,706
Samsung Electronics	1,863	122,465
Samsung Electronics GDR	19	31,331
Shinhan Financial Group ADR	1,097	33,908
SK Hynix	690	75,826
SK Square *	66	3,687
SK Telecom ADR	185	4,940

		370,972

SWEDEN — 2.2%
Boliden	1,946	75,136

SWITZERLAND — 8.4%
Adecco Group	1,400	71,109
ams *	3,660	66,102
Credit Suisse Group	3,493	33,706
Holcim	1,025	52,211
UBS Group	3,945	70,429

		293,557

UNITED KINGDOM — 17.7%
Abrdn	3,868	12,576
BAE Systems	4,513	33,487
Compass Group	4,956	110,429
Direct Line Insurance Group	9,528	35,877
easyJet *	6,889	51,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
DECEMBER 31, 2021

SCHEDULE OF INVESTMENTS

	Shares	Value
GlaxoSmithKline	2,521	$54,662
HSBC Holdings	11,586	70,153
Imperial Brands	355	7,745
Lloyds Banking Group	51,449	33,190
NatWest Group	23,069	70,269
Pearson	851	7,043
Taylor Wimpey	25,858	61,246
TechnipFMC *	5,406	32,003
Whitbread *	850	34,357

		614,731

UNITED STATES — 2.0%
Capri Holdings *	1,076	69,843

TOTAL COMMON STOCK (Cost $3,537,216)		3,465,079

TOTAL INVESTMENTS — 99.8% (Cost $3,537,216)		$3,465,079

Percentages are based on Net Assets of $3,473,613.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a list of the inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,297,607	$1,167,472	$—	$3,465,079

Total Investments in Securities	$2,297,607	$1,167,472	$—	$3,465,079

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $186,935,110 and $3,537,216)	$178,600,367	$3,465,079
Foreign Currency, at Value (Cost $74,749 and 556)	74,749	556
Cash	2,183,699	40,247
Dividend and Interest Receivable	392,607	6,384
Reclaim Receivable	3,076	108
Deferred Offering Costs (Note 2)	24,839	24,839
Receivable for Investment Securities Sold	408,630	2,669
Unrealized Gain on Foreign Spot Currency Contracts	12,639	11
Receivable for Capital Shares Sold	294,980	–
Reimbursement/Receivable due from Investment Adviser	–	27,418
Other Prepaid Expenses	2,291	1,207

Total Assets	181,997,877	3,568,518

Liabilities:
Payable to Investment Adviser	66,549	–
Payable to Administrator	11,213	6,370
Chief Compliance Officer Fees Payable	2,641	51
Audit Fees Payable	25,000	25,000
Payable to Trustees	32	1
Payable for Investment Securities Purchased	1,334,554	31,548
Payable for Capital Shares Redeemed	1,036,299	–
Other Accrued Expenses and Other Payables	49,446	3,563
Legal Fees Payable	3,637	70
Accrued Amortization of Offering Costs	24,839	24,839
Transfer Agency Fee	5,491	3,463

Total Liabilities	2,559,701	94,905

Net Assets	$179,438,176	$3,473,613

Net Assets Consist of:
Paid-in Capital	$187,888,530	$3,543,271
Total Accumulated Losses	(8,450,354)	(69,658)

Net Assets	$179,438,176	$3,473,613

Institutional Class Shares:
Net Assets	$179,438,176	$3,473,613
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	19,823,409	376,146

Net Asset Value, Offering and Redemption Price Per Share	$9.05	$9.23

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE PERIOD ENDED
DECEMBER 31, 2021*

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$2,980,564	$27,076
Interest	97	–
Less: Foreign Taxes Withheld	(332,969)	(3,140)

Total Investment Income	2,647,692	23,936

Expenses:
Investment Advisory Fees	358,810	4,811
Administration Fees	55,418	43,562
Trustees’ Fees	9,692	3,308
Chief Compliance Officer Fees	4,846	538
Custodian Fees	37,011	8,892
Offering Costs	34,774	34,774
Legal Fees	25,134	2,283
Audit Fees	25,000	25,000
Printing Fees	20,444	556
Transfer Agent Fees	18,237	12,481
Registration and Filing Fees	6,642	994
Pricing Fees	1,128	1,295
Other Expenses	16,125	4,291

Total Expenses	613,261	142,785

Less:
Waiver - Reimbursement from Adviser	(151,627)	(136,772)

Net Expenses	461,634	6,013

Net Investment Income	2,186,058	17,923

Net Realized Gain (Loss) on:
Investments	(95,789)	1,027
Foreign Currency Transactions	(156,096)	1,779

Net Realized Gain/(Loss)	(251,885)	2,806

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,334,743)	(72,137)
Foreign Currency Translation	(1,967)	13

Net Change in Unrealized Depreciation	(8,336,710)	(72,124)

Net Realized and Unrealized Loss	(8,588,595)	(69,318)

Net Decrease in Net Assets Resulting from Operations	$(6,402,537)	$(51,395)

* Commenced operations on June 3, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
Period Ended December 31, 2021*
Operations:
Net Investment Income	$2,186,058
Net Realized Loss on Investments, and Foreign Currency Transactions	(251,885)
Net Change in Unrealized Depreciation on Investments, and Foreign Currency Translations	(8,336,710)

Net Decrease in Net Assets Resulting From Operations	(6,402,537)

Distributions:
Institutional Class Shares	(2,047,817)

Total Distributions	(2,047,817)

Capital Share Transactions:
Institutional Class Shares
Issued	186,918,785
Reinvestment of Distributions	2,047,817
Redeemed	(1,078,072)

Net Institutional Class Shares Transactions	187,888,530

Net Increase in Net Assets From Capital Share Transactions	187,888,530

Total Increase in Net Assets	179,438,176

Net Assets:
Beginning of Period	–

End of Period	$179,438,176

Shares Transactions:
Institutional Class Shares
Issued	19,715,877
Reinvestment of Distributions	226,927
Redeemed	(119,395)

Total Institutional Class Shares Transactions	19,823,409

Net Increase in Shares Outstanding From Share Transactions	19,823,409

* Commenced operations on June 3, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
Period Ended December 31, 2021*
Operations:
Net Investment Income	$17,923
Net Realized Gain on Investments, and Foreign Currency Transactions	2,806
Net Change in Unrealized Depreciation on Investments, and Foreign Currency Translations	(72,124)

Net Decrease in Net Assets Resulting From Operations	(51,395)

Distributions:
Institutional Class Shares	(18,263)

Total Distributions	(18,263)

Capital Share Transactions:
Institutional Class Shares
Issued	3,525,058
Reinvestment of Distributions	18,263
Redeemed	(50)
Net Institutional Class Shares Transactions	3,543,271

Net Increase in Net Assets From Capital Share Transactions	3,543,271

Total Increase in Net Assets	3,473,613

Net Assets:
Beginning of Period	–

End of Period	$3,473,613

Shares Transactions:
Institutional Class Shares
Issued	374,164
Reinvestment of Distributions	1,987
Redeemed	(5)

Total Institutional Class Shares Transactions	376,146

Net Increase in Shares Outstanding From Share Transactions	376,146

* Commenced operations on June 3, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.23
Net Realized and Unrealized Loss	(1.08)

Total from Investment Operations	(0.85)

Dividends and Distributions:
Net Investment Income	(0.09)
Capital Gains	(0.01)

Total Dividends and Distributions	(0.10)

Net Asset Value, End of Period	$9.05

Total Return†	(8.45)%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$179,438
Ratio of Net Expenses to Average Net Assets	0.90%††
Ratio of Gross Expenses to Average Net Assets	1.19%††
Ratio of Net Investment Income to Average Net Assets	4.24%††
Portfolio Turnover Rate‡	17%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.12
Net Realized and Unrealized Loss	(0.84)

Total from Investment Operations	(0.72)

Dividends and Distributions:
Net Investment Income	(0.05)
Capital Gains	–

Total Dividends and Distributions	(0.05)

Net Asset Value, End of Period	$9.23

Total Return†	(7.21)%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$3,474
Ratio of Net Expenses to Average Net Assets	0.75%††
Ratio of Gross Expenses to Average Net Assets	17.78%††
Ratio of Net Investment Income to Average Net Assets	2.23%††
Portfolio Turnover Rate‡	10%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 55 funds. The financial statements herein are those of the ARGA Funds (the “Funds”). The investment objective of each of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”) and the ARGA International Value Fund (the “International Value Fund”) is to seek to provide long-term capital appreciation. Each of the Emerging Markets Value Fund and the International Value Fund (collectively, the “Funds”) is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as each Fund’s investment adviser. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares redeemed within 60 days or less after their date of purchase.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended December 31, 2021, the ARGA Emerging Markets Value Fund and ARGA International Value Fund incurred offering costs of $59,613 and $59,613, respectively. As of December 31, 2021, the ARGA Emerging Markets Value Fund and ARGA International Value Fund have deferred offering costs remaining to be amortized of $24,839 and $24,839, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended December 31, 2021, ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $55,418 and $43,562 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended December 31, 2021, the ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $37,011 and $8,892 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended December 31, 2021, the ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $18,237 and $12,481 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund and ARGA International Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% and 0.60%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2022. Refer to Waiver - Reimbursement from Adviser on the Statement of Operations for fees waived for the period ended December 31, 2021.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2022.

As of December 31, 2021, fees which were previously waived and/or reimbursed by the Adviser, which may be subject to possible future reimbursement to the Adviser were $151,627 expiring in 2024 and $136,772 expiring in 2024 for ARGA Emerging Markets Value Fund and ARGA International Value Fund, respectively. During the year ended December 31, 2021, there has been no recoupment of previously waived and reimbursed fees.

6. Investment Transactions:

For the period ended December 31, 2021, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$202,091,324	$15,075,659
ARGA International Value Fund	3,690,847	158,350

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The permanent differences primarily consist of foreign currency translations and distribution reclassification. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of December 31, 2021.

The tax character of dividends and distributions paid during the period ended December 31, 2021, was as follows:

		Ordinary Income	Total
ARGA Emerging Markets Value Fund	2021	$2,047,817	$2,047,817
ARGA International Value Fund	2021	18,263	18,263

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Undistributed Ordinary Income	$270,149	$2,467
Post-October Losses	(286,934)	–
Unrealized Depreciation	(8,433,566)	(72,125)
Other Temporary Differences	(3)	–

Total Accumulated Losses	$(8,450,354)	$(69,658)

Post October losses represent losses realized on investment transactions from November 1, 2021 through December 31, 2021, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at December 31, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
ARGA Emerging Markets Value Fund	$187,019,406	$6,224,867	$(14,658,433)	$(8,433,566)
ARGA International Value Fund	3,537,216	74,419	(146,544)	(72,125)

The book/tax difference on investment cost is primarily related to deferred wash sale losses, mark to market on Forward Contracts and investments in passive foreign investment companies.

8. Concentration of Shareholders:

At December 31, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	86%
ARGA International Value Fund, Institutional Shares	2	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements as of December 31, 2021.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of ARGA Emerging Markets Value Fund and ARGA International Value Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, of ARGA Emerging Markets Value Fund and ARGA International Value Fund (collectively referred to as the “Funds”) (two of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of December 31, 2021, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the series constituting The Advisors’ Inner Circle Fund III) at December 31, 2021, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors’ Inner Circle Fund III	Statements of operations	Statements of changes in net assets	Financial highlights
ARGA Emerging Markets Value Fund ARGA International Value Fund	For the period from June 3, 2021 (commencement of operations) through December 31, 2021	For the period from June 3, 2021 (commencement of operations) through December 31, 2021	For the period from June 3, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ARGA Investment Management, LP investment companies since 2021.

Philadelphia, Pennsylvania

February 28, 2022

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years[2]
INTERESTED TRUSTEES[3,4]
William M. Doran (Born: 1940)	Chairman of Board of Trustees (Since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[2]
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012..
Thomas P. Lemke (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

1 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2 Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3 Trustees oversee 55 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-523-8637. The following chart lists Trustees and Officers as of October 31, 2019.

Other Directorships Held in the Past Five Years

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, JP Morgan Active Exchange-Traded Funds (33 Portfolios) and Symmetry Panoramic Trust (8 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4 Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years[2]
INDEPENDENT TRUSTEES (continued)[3]
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
Jay C. Nadel (Born: 1958)	Trustee (Since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Randall S. Yanker (Born: 1960)	Trustee (Since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1962)	Vice President (since 2017)	Attorney, SEI Investments, since 2017.
Secretary (since 2020)

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2 Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Other Directorships Held in the Past Five Years

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

None.
None.

None.

3 Trustees oversee 55 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/21	Ending Account Value 12/31/21	Annualized Expense Ratios	Expenses Paid During Period*
ARGA Emerging Markets Value Fund - Institutional Class Shares
Actual Fund Return	$1,000.00	$928.50	0.90%	$4.38
Hypothetical 5% Return	1,000.00	1,020.67	0.90	4.58
ARGA International Value Fund - Institutional Class Shares
Actual Fund Return	$1,000.00	$968.60	0.75%	$3.72
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82

*   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
DECEMBER 31, 2021

Notice to Shareholders (Unaudited)

For shareholders that do not have a December 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2021, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
ARGA Emerging Markets Value Fund
0.00%	100.00%	100.00%	0.37%	100.00%	0.00%	0.00%	100.00%
ARGA International Value Fund
0.00%	100.00%	100.00%	0.00%	78.08%	0.00%	0.00%	100.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended December 31, 2021, the amount of foreign source income and foreign tax credit are as follows:

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
ARGA Emerging Markets Value Fund	$2,502,164	$294,065
ARGA International Value Fund	10,536	3,047

1.

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.

The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2021. Complete information will be computed and reported with your 2021 Form 1099-DIV.

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-AR-001-0100

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$704,515	None	$11,990	$581,815	None	$607,218
(b)	Audit-Related Fees	$4,000	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$90,000	None	None	$505,050
(d)	All Other Fees	None	None	$1,473	None	None	$15,941

Fees billed by BBD LLP (“BBD”) relate to the Trust.

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$87,000	None	None	$81,625	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$51,220	None	None	N/A	N/A	N/A
(b)	Audit-Related Fees	None	None	None	N/A	N/A	N/A
(c)	Tax Fees	None	None	None	N/A	N/A	N/A
(d)	All Other Fees	None	None	None	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (BBD):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	N/A
Tax Fees	None	N/A
All Other Fees	None	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $91,473 and $520,991 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by EY for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: March 11, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: March 11, 2022